Asset Acquisition (Details)			1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CNY (¥)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Asset Acquisition [Abstract]
Ownership percentage			100.00%	100.00%
Gross consideration (in Yuan Renminbi) | ¥				¥ 40,000,000
Paid amount			$ 1,379,063	10,000,000
Unpaid consideration (in Yuan Renminbi)	$ 4,137,189	¥ 30,000,000		¥ 30,000,000
Current portion of consideration payable					$ 569,197
Non-current portion of consideration payable					3,285,080
Consideration payable current							$ 582,381
Consideration payable noncurrent					3,285,080		$ 3,358,906
Interest expense					$ 72,028